Deferred Tax Balances - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 3,688	$ 3,764
Tax losses [member]
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 2,865	$ 2,229